Future Minimum Lease Rentals Expected to Be Received from Property on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Years ending March 31
2014	¥ 311,700
2015	200,696
2016	65,449
2017	2,634
2018	564
Total future minimum lease rentals	¥ 581,043